Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Cash and cash equivalents	$ 440.0	$ 458.0	$ 325.0	$ 655.6
Receivables	168.9	226.5
Non-current investments	175.0	286.5
Financial liabilities
Long-term loans	1,803.6	1,770.7
Accounts payable and provisions	416.2	498.5
Interest payable	11.4	11.2
Short-term loans and current portion of long-term loans	16.7	140.2
Other non-current liabilities	8.7	9.1
Carrying value
Financial assets
Cash and cash equivalents	440.0	458.0
Receivables	85.2	122.4
Non-current investments	175.0	286.5
Financial liabilities
Long-term loans	1,803.6	1,770.7
Accounts payable and provisions	381.7	460.6
Interest payable	11.4	11.2
Short-term loans and current portion of long-term loans	16.7	140.2
Other non-current liabilities	6.5	9.1
Fair value
Financial assets
Cash and cash equivalents	440.0	458.0
Receivables	85.2	122.4
Non-current investments	180.0	279.9
Financial liabilities
Long-term loans	1,569.8	1,614.4
Accounts payable and provisions	381.7	460.6
Interest payable	11.4	11.2
Short-term loans and current portion of long-term loans	16.7	140.2
Other non-current liabilities	$ 6.5	$ 9.1